Trade and Other Receivables - Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables [Abstract]
At beginning and end of financial year/period	RM 141,849	$ 34,973	RM 243,021
(Reversal of)/Allowance for expected credit loss on trade receivables	32,131	7,922	(101,172)
At end of financial year or period	RM 173,980	$ 42,895	RM 141,849